Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Revenues	[1]	$ 13,195	$ 13,819	$ 38,813	$ 41,464
Expenses
Purchased Product, Transportation and Blending	[1]	8,545	9,615	25,956	27,735
Operating		1,594	1,736	4,971	5,214
(Gain) Loss on Risk Management		(2)	(20)	(79)	42
Depreciation, Depletion, Amortization and Exploration Expense		1,323	1,262	3,829	3,702
(Income) Loss From Equity-Accounted Affiliates		(9)	(11)	(45)	(48)
General and Administrative		220	172	570	593
Finance Costs, Net		154	118	404	394
Integration, Transaction and Other Costs		44	41	123	113
Foreign Exchange (Gain) Loss, Net		157	(73)	(196)	81
(Gain) Loss on Divestiture of Assets		(106)	(17)	(109)	(121)
Re-measurement of Contingent Payments		0	0	0	30
Other (Income) Loss, Net		(22)	(28)	(54)	(158)
Earnings (Loss) Before Income Tax		1,297	1,024	3,443	3,887
Income Tax Expense (Recovery)		11	204	447	891
Net Earnings (Loss)		1,286	820	2,996	2,996
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		2	(7)	10	11
Change in the fair value of equity instruments at FVOCI	[2]	(19)	(1)	(23)	123
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(1,009)	(174)	(1,681)	219
Total Other Comprehensive Income (Loss), Net of Tax		(1,026)	(182)	(1,694)	353
Comprehensive Income (Loss)		$ 260	$ 638	$ 1,302	$ 3,349
Net Earnings (Loss) Per Common Share ($)
Net earnings (loss) per share — basic (CAD per share)		$ 0.72	$ 0.44	$ 1.65	$ 1.60
Net earnings (loss) per share — diluted (CAD per share)		$ 0.72	$ 0.42	$ 1.65	$ 1.59

[1]	Comparative periods reflect certain revisions. See Note 23.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).